PINNACLE SHERMAN BREAKAWAY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 51.9%
	ASSET MANAGEMENT - 1.7%
1,155	Blackstone, Inc.	$ 149,445

	AUTOMOTIVE - 5.5%
7,515	Ford Motor Company	156,087
305	Tesla, Inc.(a)	322,317
		478,404
	MEDICAL EQUIPMENT & DEVICES - 1.7%
275	DexCom, Inc.(a)	147,661

	METALS & MINING - 1.8%
2,615	Alcoa Corporation	155,802

	OIL & GAS PRODUCERS - 13.1%
2,135	ConocoPhillips	154,104
7,510	Devon Energy Corporation	330,816
3,015	Diamondback Energy, Inc.	325,168
20,225	Marathon Oil Corporation	332,094
		1,142,182
	SEMICONDUCTORS - 8.9%
2,170	Advanced Micro Devices, Inc.(a)	312,263
1,080	NVIDIA Corporation	317,639
700	Xilinx, Inc.	148,421
		778,323
	SOFTWARE - 19.2%
395	Atlassian Corp plc, Class A(a)	150,610
615	Bill.com Holdings, Inc.(a)	153,227
1,125	Cloudflare, Inc., Class A(a)	147,938
850	Datadog, Inc.(a)	151,394
910	Fortinet, Inc.(a)	327,053
230	HubSpot, Inc.(a)	151,605
280	MongoDB, Inc.(a)	148,218
275	Palo Alto Networks, Inc.(a)	153,109
1,055	Unity Software, Inc.(a)	150,854

PINNACLE SHERMAN BREAKAWAY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 51.9% (Continued)
	SOFTWARE - 19.2% (Continued)
475	Zscaler, Inc.(a)	$ 152,632
		1,686,640

	TOTAL COMMON STOCKS (Cost $4,619,367)	4,538,457

	SHORT-TERM INVESTMENTS — 47.6%
	MONEY MARKET FUNDS - 47.6%
4,152,737	First American Government Obligations Fund, Class X, 0.03% (Cost $4,152,737)(b)	4,152,737

	TOTAL INVESTMENTS - 99.5% (Cost $8,772,104)	$ 8,691,194
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	40,248
	NET ASSETS - 100.0%	$ 8,731,442

PLC	- Public Limited Company

(a)	- Non-income produced security.
(b)	- Rate disclosed is the seven day effective yield as of December 31, 2021.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 24.2%
	AUTOMOTIVE - 3.4%
2,120	Tesla, Inc.(a)	$ 2,240,374

	OIL & GAS PRODUCERS - 10.6%
52,010	Devon Energy Corporation	2,291,041
20,875	Diamondback Energy, Inc.	2,251,369
140,105	Marathon Oil Corporation	2,300,523
		6,842,933
	SEMICONDUCTORS - 6.7%
15,030	Advanced Micro Devices, Inc.(a)	2,162,817
7,500	NVIDIA Corporation	2,205,825
		4,368,642
	SOFTWARE - 3.5%
6,310	Fortinet, Inc.(a)	2,267,814

	TOTAL COMMON STOCKS (Cost $16,119,420)	15,719,763

	EXCHANGE-TRADED FUNDS — 74.7%
	EQUITY - 74.7%
100,305	First Trust S&P REIT Index Fund	3,269,943
24,150	Invesco QQQ Trust Series 1	9,608,078
20,325	iShares Core S&P 500 ETF, EQUITY	9,694,822
114,900	iShares S&P 500 Growth ETF	9,613,683
57,125	iShares U.S. Real Estate ETF, EQUITY	6,634,498
26,850	SPDR Dow Jones Industrial Average ETF Trust	9,755,141
		48,576,165

	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,591,886)	48,576,165

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
746,105	First American Government Obligations Fund, Class X, 0.03% (Cost $746,105)(b)	746,105

	TOTAL INVESTMENTS - 100.0% (Cost $62,457,411)	$ 65,042,033
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(22,702)
	NET ASSETS - 100.0%	$ 65,019,331

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	- Non-income produced security.
(b)	- Rate disclosed is the seven day effective yield as of December 31, 2021.